Note 15 - Commitments - Leases Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance lease cost, Amortization of right-of-use asset	$ 286	$ 360
Finance lease cost, Interest Expense	131	132
Finance lease cost, Other	27	57
Operating lease cost	213	245
Total lease cost	$ 657	$ 794